Provisions	3 Months Ended
Mar. 31, 2020
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Provisions	Provisions

	Restructuring	Onerous/ unfavorable contracts	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m	€m
Balance as of January 1, 2020	7.4	1.2	6.9	31.3	46.8
Additional provision in the period	1.2	—	—	1.4	2.6
Release of provision	—	—	—	(0.3)	(0.3)
Utilization of provision	(2.0)	—	—	(4.2)	(6.2)
Foreign exchange	(0.2)	—	—	(0.1)	(0.3)
Balance as of March 31, 2020	6.4	1.2	6.9	28.1	42.6

Analysis of total provisions:				March 31, 2020	December 31, 2019
Current				36.5	40.9
Non-current				6.1	5.9
Total				42.6	46.8
Updates since December 31, 2019
Restructuring
The €6.4 million (December 31, 2019: €7.4 million) provision relates to committed plans for certain restructuring activities of an exceptional nature which are due to be completed within the next 15 months. €2.0 million has been utilized in the three months ended March 31, 2020, which relates to reorganizational activities across the Company.
Other
Other provisions include €5.0 million (December 31, 2019: €8.3 million) related to employer taxes on the LTIP which become payable on the issuance of shares (see Note 15). €4.2 million has been utilized in the three months ended three months ended March 31, 2020.